Litigation (Details Textual)	12 Months Ended
Dec. 31, 2017
Israel Litigation [Member]
Loss Contingencies [Line Items]
Lawsuit filing date	February 25, 2018
Name of plaintiff	Joseph Payne, a current Director and former CEO of the Company
Name of defendant	Company, its board of directors, Dr. Chivukula, and certain officers
Allegations	The separation agreement the Company entered into with a resigning officer, Dr. Chivukula, was unlawful and void, and seeking a restraining order and temporary remedies against the Company
California State Court Litigation [Member}
Loss Contingencies [Line Items]
Lawsuit filing date	March 27, 2018
Name of plaintiff	Company and Arcturus Therapeutics, Inc
Name of defendant	Joseph E. Payne
Allegations	Payne (1) breached his confidentiality and employment agreements, (2) breached his fiduciary duties to the plaintiffs during his service as President and CEO of the plaintiffs and as a director of the plaintiffs’ respective boards of directors, (3) interfered with contractual relations by encouraging Dr. Chivukula, a resigning officer, to breach the consulting agreement entered into by and between Dr. Chivukula and Arcturus Therapeutics, Inc. and the voting trust agreement entered into by and between Dr. Chivukula and the Company, and (4) interfered with prospective business advantage by encouraging Company shareholders to vote against the ratification of the appointment of Ernst & Young LLP in the United States as the Company’s independent auditor.
California Federal Court Litigation [Member]
Loss Contingencies [Line Items]
Lawsuit filing date	April 19, 2018
Name of plaintiff	Arcturus Therapeutics, Inc
Name of defendant	Joseph E. Payne; Peter Farrell; Andrew Sassine; Bradley Sorenson; James Barlow
Allegations	Defendants have violated and continue to violate Section 13(d) of the Exchange Act, 15 U.S.C. §78m(d), and Regulation 13D by failing to disclose in Schedule 13D filings the existence of group agreements to buy, sell, or vote shares of the Company and effect a change in the composition of the Company’s board of directors.